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September 5, 2007

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC  20549

RE:

Frontegra Funds, Inc.
(Securities Act Registration No. 333-7305; Investment Company Act No. 811-7685)

Ladies and Gentlemen:

Attached for filing on behalf of Frontegra Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the final form of the Company’s Prospectus for Class Y and Institutional Class shares of Frontegra Sky International Value Fund, which was last filed on August 31, 2007 with Post-Effective Amendment No. 34 to the Company’s Registration Statement on Form N-1A (the “Registration Statement”).  The Registration Statement became effective on August 31, 2007.

In addition, please note that in lieu of filing the form of the Company’s Statement of Additional Information included in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A which will be used by the Company after the effective date of Post-Effective Amendment No. 34 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 34.  The text of Post-Effective Amendment No. 34 was filed electronically via EDGAR on August 31, 2007.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Thomas J. Holmberg, Jr.
Josie Hollman
Ellen R. Drought

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